Income Taxes- Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Successor [Member]
Deferred tax assets: Accounts receivable	$ 253
Deferred tax assets: Accrued charge-backs	634
Deferred tax assets: Other accrued liabilities	527
Deferred tax assets: Goodwill
Deferred tax assets: Financing liability	14,005
Deferred tax assets: Transaction costs
Deferred tax assets: Stock based compensation
Deferred tax assets: Other, net	(65)
Deferred tax assets, Total	15,354
Deferred tax liabilities: Prepaid expenses	(118)
Deferred tax liabilities: Inventories	(4,605)
Deferred tax liabilities: Property and equipment	(15,349)
Deferred tax liabilities: Intangible assets	(15,652)
Deferred tax liabilities, Total	(35,724)
Net deferred tax assets/ (liabilities)	$ (20,370)
Predecessor [Member]
Deferred tax assets: Accounts receivable		$ 253
Deferred tax assets: Accrued charge-backs		594
Deferred tax assets: Other accrued liabilities		424
Deferred tax assets: Goodwill		274
Deferred tax assets: Financing liability		13,574
Deferred tax assets: Transaction costs		579
Deferred tax assets: Stock based compensation		165
Deferred tax assets: Other, net		215
Deferred tax assets, Total		16,078
Deferred tax liabilities: Prepaid expenses		(202)
Deferred tax liabilities: Inventories		(1,531)
Deferred tax liabilities: Property and equipment		(9,178)
Deferred tax liabilities: Intangible assets		(5,023)
Deferred tax liabilities, Total		(15,934)
Net deferred tax assets/ (liabilities)		$ 144